Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, issuance cost (in Dollars)			$ 139
Cash dividends per share	$ 1.07	$ 1.04	$ 1.04
Common Stock [Member]
Cash dividends per share	$ 1.07	$ 1.04	$ 1.04
Treasury Stock [Member]
Purchase of treasury stock (in Shares)	(196,635)